COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENT LIABILITIES
Expense associated with operating leases	$ 5,400,000	$ 5,000,000	$ 4,200,000
Minimum future rental payments under noncancellable leases
2013	4,701,000
2014	4,597,000
2015	3,902,000
2016	3,017,000
2017	2,354,000
2018-2023	5,501,000
Total minimum future rental payments	$ 24,072,000